Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

11.  SUBSEQUENT EVENTS

Novel coronavirus (“COVID-19”) has spread rapidly to many parts of China and other parts of the world in the first quarter of calendar year 2020. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere. Substantially all of the Group’s revenue and workforce are concentrated in China. Consequently, the COVID-19 outbreak may affect the Group’s business operations and its financial condition and operating results for fiscal year 2020, including but not limited to negative impact to the Group’s total revenues. Although as of June 1, 2020, all branches of ZDSE (a subsidiary engaged in career management guidance business) have been reopened, the extent of the future business disruption and the related financial impact cannot be reasonably estimated at this time because of the significant uncertainties surrounding the COVID-19 outbreak.

In accordance with ASC 855-10, the Company has analyzed its operations from June 30, 2020 to the date of when the financial statements were issued and has determined that the Company does not have any material subsequent events to disclose in these financial statements.